                                   Law Offices
                      Stradley, Ronon, Stevens & Young, LLP
                             1220 19th Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
                                 (202) 822-9611

Prufesh R. Modhera, Esq.                                 1933 Act Rule 485(a)(1)
Direct Dial - (202) 419-8417                          1933 Act File No. 33-72416
pmodhera@stradley.com                                1940 Act File No. 811-08200

                                 August 24, 2005

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Bridgeway Funds, Inc. (File Nos. 33-72416 and 811-08200)

Ladies and Gentlemen:

Included  with  this  letter  via  the  EDGAR   system,   please  find  enclosed
Post-Effective  Amendment No. 21 (the "Amendment") to the Registration Statement
of Bridgeway Funds, Inc. (the "Registrant").  The Amendment is being filed under the  Securities  Act of 1933,  as amended  (the "1933  Act") and the  Investment
Company Act of 1940,  as  amended,  and is  submitted  to,  among other  things, reflect the recent disclosure requirements regarding the following: (1) policies and procedures  related to the frequent trading of fund shares;  (2) policies on fair valuation of securities;  (3) policies and  procedures  regarding  periodic disclosure of portfolio  holdings;  and (4) portfolio  manager  compensation and related information on portfolio managers.

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act and will become  effective  on October 28, 2005.  The  Registrant  intends,  prior to the effective date of this Amendment, to file a subsequent  post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purpose of updating financial information and to respond to comments, if any, conveyed by the Commission staff on the  Amendment.  Those items of  information  that will be updated  have been identified in the Amendment by blanks and/or the use of the  parenthetical  "[To
Be Updated in 485(b) Filing]." We would  appreciate  receiving any comments that you may have on the  Amendment  by no later than October 14, 2005 so that we may have  sufficient  time to  incorporate  any changes in response to your comments into the subsequent  post-effective  amendment that we intend to file under Rule
485(b).

Please  direct  questions  or  comments  relating  to this  filing  to me at the above-referenced telephone number.

                                                  Very truly yours,

                                                  /s/ Prufesh R. Modhera
                                                  Prufesh R. Modhera